Schedule of Investments (unaudited)
June 30, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., Series 2023-IA, Class A1R, (3- mo. CME Term SOFR + 1.37%), 5.04%, 04/15/38(a)(b)	USD	265	$ 265,549
Abry Liquid Credit CLO Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.00%, 01/15/38(a)(b)		465	465,600
Affirm Asset Securitization Trust
Series 2025-X2, Class A, 4.45%, 10/15/30(a)		56	55,604
Series 2026-X1, Class A, 4.27%, 04/15/31(a)		1,324	1,323,332
Affirm Master Trust
Series 2025-3A, Class A, 4.45%, 10/16/34(a)		765	758,930
Series 2026-2A, Class A, 4.67%, 04/16/35(a)		500	498,192
ALLO Issuer LLC, Series 2026-1A, Class A2, 5.61%, 06/20/56(a)		156	157,523
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31		406	415,221
Series 2025-4, Class A, 4.30%, 07/15/30		1,901	1,898,511
Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 4.94%, 07/15/39(a)(b)		1,845	1,845,922
ARES Loan Funding VIII Ltd., Series 2024-ALF8, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/24/38(a)(b)		290	290,278
ARI Fleet Lease Trust
Series 2024-A, Class A2, 5.30%, 11/15/32(a)		54	54,449
Series 2024-B, Class A2, 5.54%, 04/15/33(a)		30	30,189
Series 2025-B, Class A2, 4.59%, 03/15/34(a)		858	859,649
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 05/15/29		1,383	1,391,927
Bain Capital Credit CLO Ltd., Series 2024-1A, Class A1R, (3-mo. CME Term SOFR + 1.17%), 4.85%, 04/16/39(a)(b)		250	249,975
Battalion CLO XI Ltd., Series 2017-11A, Class AR2, (3-mo. CME Term SOFR + 1.13%), 4.80%, 04/24/34(a)(b)		247	246,956
Battalion CLO XIX Ltd., Series 2021-19A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.22%, 04/15/34(a)(b)		750	750,308
Benefit Street Partners CLO X Ltd., Series 2016- 10A, Class BR3, (3-mo. CME Term SOFR + 1.85%), 5.53%, 07/20/38(a)(b)		250	250,609
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/28		108	107,937
Series 2025-A, Class A3, 4.56%, 09/25/29		500	501,237
BofA Auto Trust, Series 2025-1A, Class A3, 4.35%, 11/20/29(a)		253	253,121
Canyon CLO Ltd., Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.27%, 10/15/34(a)(b)		250	249,925
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.06%, 08/15/28		2,000	1,995,614
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/28		2,680	2,686,752
Series 2024-A2, Class A, 4.72%, 01/15/31		293	294,918
Series 2025-A1, Class A, 4.16%, 07/15/30		1,728	1,721,253
Chesapeake Funding II LLC
Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		82	81,701
Series 2024-1A, Class A1, 5.52%, 05/15/36(a)		217	218,206
CNH Equipment Trust
Series 2022-B, Class A3, 3.89%, 11/15/27		33	33,220
Series 2024-A, Class A3, 4.77%, 06/15/29		262	262,761
Series 2024-C, Class A3, 4.03%, 01/15/30		198	197,530
Series 2026-B, Class A2A, 4.18%, 11/15/29		2,005	2,002,245
Security		Par (000)	Value
Asset-Backed Securities (continued)
College Ave Student Loans LLC
Series 2021-B, Class A1, (1-mo. CME Term SOFR + 0.91%), 4.50%, 06/25/52(a)(b)	USD	125	$ 124,253
Series 2021-C, Class B, 2.72%, 07/26/55(a)		58	52,805
Series 2023-A, Class A1, (SOFR (30-day) + 1.90%), 5.53%, 05/25/55(a)(b)		316	321,388
Compass Datacenters Issuer III LLC, Series 2026- 1A, Class A21, 4.90%, 02/25/56(a)		252	248,960
DB Master Finance LLC, Series 2026-1A, Class A2I, 5.20%, 05/20/56(a)		313	312,804
Dell Equipment Finance Trust
Series 2025-1, Class A2, 4.68%, 07/22/27(a)		114	113,796
Series 2025-1, Class A3, 4.61%, 02/24/31(a)		337	337,976
Series 2026-1A, Class A3, 4.32%, 12/22/31(a)		217	216,226
Diameter Capital CLO 5 Ltd., Series 2023-5A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.91%, 01/15/39(a)(b)		250	250,125
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.04%, 10/15/37(a)(b)		290	290,497
ECMC Group Student Loan Trust, Series 2026-2A, Class A, (SOFR (30-day) + 0.93%), 4.58%, 05/25/76(a)(b)		1,995	1,979,857
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/45(a)		38	35,976
ELFI Graduate Loan Program LLC
Series 2022-A, Class A, 4.51%, 08/26/47(a)		347	338,459
Series 2023-A, Class A, 6.37%, 02/04/48(a)		310	316,306
Elmwood CLO III Ltd., Series 2019-3A, Class A2RR, (3-mo. CME Term SOFR + 1.60%), 5.28%, 07/18/37(a)(b)		425	426,023
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		72	72,244
Series 2024-1, Class A2, 5.23%, 03/20/30(a)		133	133,836
Series 2024-1, Class A3, 5.16%, 09/20/30(a)		50	50,418
Series 2024-3, Class A3, 4.98%, 08/21/28(a)		200	201,187
Series 2024-3, Class A4, 5.06%, 03/20/31(a)		66	66,515
Series 2024-4, Class A3, 4.56%, 11/20/28(a)		182	182,341
Series 2025-2, Class A3, 4.41%, 06/20/29(a)		342	341,424
Firstlight Issuer LLC, Series 2026-1A, Class A2, 06/20/56(a)(c)		123	123,524
Flatiron CLO 23 LLC, Series 2023-1A, Class AR, (3-mo. CME Term SOFR + 1.24%), 4.92%, 04/17/36(a)(b)		250	250,273
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.85%, 08/15/35(a)		1,380	1,388,929
Series 2023-2, Class A, 5.28%, 02/15/36(a)		1,675	1,702,453
Series 2023-A, Class A3, 4.65%, 02/15/28		30	30,107
Series 2024-1, Class A, 4.87%, 08/15/36(a)(d)		1,288	1,300,750
Series 2024-A, Class A3, 5.09%, 12/15/28		1,163	1,168,797
Series 2025-2, Class A, 4.37%, 02/15/38(a)(d)		1,870	1,852,952
Ford Credit Auto Owner Trust/Ford Credit, Series 2025-1, Class A, 4.86%, 08/15/37(a)(d)		715	721,655
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30		907	898,476
Series 2024-2, Class A, 5.24%, 04/15/31(a)		545	555,427
Foundation Finance Trust
Series 2024-1A, Class A, 5.50%, 12/15/49(a)		214	216,433
Series 2025-1A, Class A, 4.95%, 04/15/50(a)		366	365,504
FS Rialto Issuer Ltd., Series 2021-FL2, Class A, (1-mo. CME Term SOFR + 1.58%), 5.22%, 05/16/38(a)(b)		48	47,851

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2022-3, Class A4, 3.71%, 12/16/27	USD	376	$ 376,028
Series 2023-4, Class A3, 5.78%, 08/16/28		268	269,983
Series 2024-4, Class A3, 4.40%, 08/16/29		1,021	1,022,345
Series 2025-3, Class A3, 4.18%, 08/16/30		1,245	1,242,412
Series 2025-4, Class A3, 3.84%, 02/18/31		1,198	1,186,010
GM Financial Revolving Receivables Trust
Series 2023-2, Class A, 5.77%, 08/11/36(a)		1,904	1,957,586
Series 2024-1, Class A, 4.98%, 12/11/36(a)		284	287,577
Series 2024-2, Class A, 4.52%, 03/11/37(a)		824	823,383
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		43	35,856
Series 2022-1GS, Class A, 2.70%, 01/20/49(a)		79	68,477
Series 2022-2CS, Class A, 4.00%, 04/20/49(a)		35	30,209
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A2, 5.28%, 03/15/27(a)		32	31,679
Series 2025-1, Class A3, 4.49%, 04/16/29(a)		180	180,114
Series 2026-1, Class A2, 4.47%, 01/16/29(a)		1,363	1,363,980
GreenSky Home Improvement Issuer Trust, Series 2026-REV1, Class A, 4.93%, 05/15/41(a)		123	122,930
Higley Park CLO Ltd., Series 2025-1A, Class B1, (3-mo. CME Term SOFR + 1.65%), 5.32%, 07/24/38(a)(b)		400	401,496
Honda Auto Receivables Owner Trust
Series 2023-4, Class A3, 5.67%, 06/21/28		386	388,551
Series 2026-2, Class A2A, 4.11%, 12/15/28		1,213	1,211,535
Hyundai Auto Receivables Trust
Series 2023-B, Class A3, 5.48%, 04/17/28		349	350,370
Series 2024-A, Class A3, 4.99%, 02/15/29		619	621,134
Series 2024-B, Class A3, 4.84%, 03/15/29		1,104	1,106,960
Series 2024-C, Class A3, 4.41%, 05/15/29		1,622	1,623,475
Series 2025-A, Class A3, 4.32%, 10/15/29		366	366,168
Series 2025-C, Class A3, 3.88%, 04/15/30		479	475,547
Iskandar Enterprise LLC
Series 2026-1A, Class A21, 5.05%, 04/17/56(a)		223	221,722
Series 2026-1A, Class A22, 5.34%, 04/17/56(a)		342	340,377
John Deere Owner Trust, Series 2023-B, Class A3, 5.18%, 03/15/28		137	137,881
KKR CLO 59 Ltd., Series 2025-59A, Class A1, (3- mo. CME Term SOFR + 1.24%), 4.92%, 01/15/39(a)(b)		675	675,331
Kubota Credit Owner Trust, Series 2025-1A, Class A2, 4.61%, 12/15/27(a)		112	111,776
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME Term SOFR + 1.28%), 4.96%, 07/20/34(a)(b)		1,930	1,931,842
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65(a)		113	113,465
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 01/15/46(a)		209	206,079
M&T Equipment Notes, Series 2025-1A, Class A2, 4.70%, 12/16/27(a)		62	61,920
Madison Park Funding XXX Ltd., Series 2018-30A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.04%, 07/16/37(a)(b)		2,000	2,003,188
Mariner Finance Issuance Trust, Series 2026-AA, Class A, 5.01%, 05/20/39(a)		308	307,956
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95%, 11/15/28		300	301,899
MMAF Equipment Finance LLC
Series 2024-A, Class A3, 4.95%, 07/14/31(a)		150	150,664
Series 2024-A, Class A4, 5.10%, 07/13/49(a)		745	756,535
Security		Par (000)	Value
Asset-Backed Securities (continued)
MTP ABS Funding LLC, Series 2026-1A, Class A2, 5.20%, 04/25/56(a)	USD	82	$ 81,816
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 07/15/55(a)		254	254,218
Navient Private Education Loan Trust, Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 4.64%, 11/15/68(a)(b)		532	531,359
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		54	53,254
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		35	33,930
Series 2020-BA, Class A2, 2.12%, 01/15/69(a)		154	147,037
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		182	173,018
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		257	242,661
Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		447	408,847
Series 2021-A, Class A, 0.84%, 05/15/69(a)		35	32,370
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		234	212,378
Series 2022-BA, Class A, 4.16%, 10/15/70(a)		604	584,926
Navient Refinance Loan Trust, Series 2025-C, Class A, 4.80%, 10/15/55(a)		267	265,575
Navient Student Loan Trust, Series 2023-BA, Class A1B, (SOFR (30-day) + 1.70%), 5.29%, 03/15/72(a)(b)		115	115,382
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		269	254,532
Series 2021-CA, Class AFL, (1-mo. CME Term SOFR + 0.85%), 4.49%, 04/20/62(a)(b)		204	203,421
Series 2025-1A, Class A1, (SOFR (30-day) + 0.75%), 4.38%, 10/25/33(a)(b)		435	434,663
Series 2025-AA, Class A1B, (SOFR (30-day) + 1.10%), 4.69%, 03/15/57(a)(b)		317	315,760
Series 2025-BA, Class A1B, (SOFR (30-day) + 1.35%), 4.94%, 05/17/55(a)(b)		722	724,125
Nissan Auto Receivables Owner Trust
Series 2023-A, Class A3, 4.91%, 11/15/27		230	229,837
Series 2026-A, Class A2A, 4.19%, 03/15/29		1,014	1,013,479
OCP Aegis CLO Ltd., Series 2024-39A, Class AR, (3-mo. CME Term SOFR + 1.09%), 4.77%, 04/16/38(a)(b)		250	249,762
OCP CLO Ltd., Series 2016-12A, Class BAR3, (3- mo. CME Term SOFR + 1.68%), 5.36%, 10/18/37(a)(b)		260	260,240
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/18/37(a)(b)		420	420,818
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		402	396,826
Series 2023-1A, Class A, 5.50%, 06/14/38(a)		150	152,598
Series 2023-2A, Class A2, (SOFR (30-day) + 1.50%), 5.09%, 09/15/36(a)(b)		162	162,999
Series 2026-1A, Class A, 4.98%, 07/14/39(a)		1,390	1,395,195
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A, 3.60%, 10/25/40(a)		495	476,311
PFS Financing Corp.
Series 2023-C, Class A, 5.52%, 10/15/28(a)		432	433,561
Series 2024-B, Class A, 4.95%, 02/15/29(a)		140	140,497
Series 2024-D, Class A, 5.34%, 04/15/29(a)		115	115,882
Series 2025-B, Class A, 4.85%, 02/15/30(a)		738	741,677
Series 2025-F, Class A, 4.40%, 08/15/30(a)		493	491,518
Series 2026-D, Class A, 4.49%, 05/15/31(a)		340	338,578
Pikes Peak CLO 14 Ltd., Series 2023-14A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.06%, 07/20/38(a)(b)		250	250,370

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Point Broadband & Funding LLC, Series 2025-1A, Class A2, 5.34%, 07/20/55(a)	USD	116	$ 115,401
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/30(a)		1,485	1,486,287
Porsche Innovative Lease Owner Trust, Series 2026- 1A, Class A2A, 4.10%, 10/20/28		915	913,721
Prodigy Finance DAC, Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 5.01%, 07/25/51(a)(b)		24	23,904
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/40(a)		431	406,441
QTS Issuer ABS II LLC
Series 2025-1A, Class A2, 5.04%, 10/05/55(a)		425	415,989
Series 2026-4A, Class A2, 5.70%, 03/05/56(a)		372	371,044
Series 2026-6A, Class A21, 07/05/56(a)(c)		165	164,998
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3- mo. CME Term SOFR + 1.40%), 5.07%, 07/15/37(a)(b)		490	490,844
RCKT Mortgage Trust, Series 2024-CES2, Class A2, 6.39%, 04/25/44(a)(b)		445	447,688
Regional Management Issuance Trust
Series 2024-1, Class A, 5.83%, 07/15/36(a)		103	104,016
Series 2024-2, Class A, 5.11%, 12/15/33(a)		100	100,139
Republic Finance Issuance Trust, Series 2026-A, Class A, 4.82%, 06/20/39(a)		515	511,888
RR 21 Ltd., Series 2022-21A, Class A1AR, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/15/39(a)(b)		260	260,442
SAIF Securitization Trust, Series 2026-CES1, Class A1A, 5.40%, 02/25/56(a)(d)		197	196,375
SFS Auto Receivables Securitization Trust
Series 2025-1A, Class A3, 4.75%, 07/22/30(a)		450	451,675
Series 2025-2A, Class A3, 4.44%, 12/20/30(a)		656	656,501
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 4.86%, 04/25/37(a)(b)		250	250,125
Sixth Street CLO XXIII Ltd., Series 2023-23A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 4.89%, 10/17/38(a)(b)		870	870,649
SLM Student Loan Trust, Series 2013-4, Class A, (SOFR (30-day) + 0.66%), 4.29%, 06/25/43(b)		103	101,259
SMB Private Education Loan Trust
Series 2019-B, Class A2B, (1-mo. CME Term SOFR + 1.11%), 4.74%, 06/15/37(a)(b)		214	213,546
Series 2021-A, Class A2A1, (1-mo. CME Term SOFR + 0.84%), 4.47%, 01/15/53(a)(b)		493	488,371
Series 2021-A, Class APL, (1-mo. CME Term SOFR + 0.84%), 4.47%, 01/15/53(a)(b)		579	574,433
Series 2022-A, Class APT, 2.85%, 11/16/54(a)		405	375,865
Series 2022-B, Class A1A, 3.94%, 02/16/55(a)		419	403,478
Series 2023-B, Class A1B, (SOFR (30-day) + 1.80%), 5.39%, 10/16/56(a)(b)		465	470,707
Series 2023-C, Class A1A, 5.67%, 11/15/52(a)		95	96,061
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 5.04%, 03/15/56(a)(b)		214	215,264
Series 2024-C, Class A1A, 5.50%, 06/17/52(a)		853	859,959
SoFi Consumer Loan Program Trust
Series 2025-2, Class A, 4.82%, 06/25/34(a)		344	344,051
Series 2026-2, Class A, 4.27%, 03/25/36(a)		1,161	1,159,409
Series 2026-B, Class A, 4.40%, 02/25/36(a)		798	796,808
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		44	44,540
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		38	38,113
Security		Par (000)	Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)	USD	93	$ 89,386
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		144	135,260
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(a)		264	262,225
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/05/38(a)(b)		645	645,803
Symphony CLO 52 Ltd., Series 2025-52A, Class AR, (3-mo. CME Term SOFR + 1.15%), 4.82%, 01/20/36(a)(b)		155	155,073
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3-mo. CME Term SOFR + 1.30%), 4.95%, 08/16/34(a)(b)		1,255	1,254,820
Toyota Auto Loan Extended Note Trust, Series 2025- 1A, Class A, 4.65%, 05/25/38(a)		1,195	1,198,523
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A4, 3.11%, 08/16/27		127	126,669
Series 2023-C, Class A3, 5.16%, 04/17/28		112	112,020
Trinitas CLO XIX Ltd., Series 2022-19A, Class A1R, (3-mo. CME Term SOFR + 1.11%), 4.79%, 10/20/33(a)(b)		277	277,140
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		135	133,741
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/55(a)		166	161,192
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/31(a)		1,481	1,493,764
Series 2024-8, Class A1A, 4.62%, 11/20/30		1,042	1,045,898
Wellfleet CLO Ltd., Series 2021-2A, Class A1R, (3- mo. CME Term SOFR + 1.15%), 4.82%, 07/15/34(a)(b)		465	464,908
Westlake Automobile Receivables Trust, Series 2025-P1, Class A3, 4.58%, 06/15/29(a)		216	216,431
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/29		1,902	1,910,854
Whitebox CLO I Ltd., Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/24/37(a)(b)		410	409,809
Total Asset-Backed Securities — 24.9% (Cost: $99,293,327)			99,169,058
Corporate Bonds
Aerospace & Defense — 0.7%
Boeing Co. (The)
6.30%, 05/01/29		349	363,322
5.15%, 05/01/30		320	323,901
Honeywell Aerospace, Inc., 4.30%, 03/16/31(a)		440	432,405
L3Harris Technologies, Inc., 5.40%, 01/15/27		28	28,138
RTX Corp.
2.65%, 11/01/26		38	37,829
3.50%, 03/15/27		470	467,539
3.13%, 05/04/27		770	761,983
5.75%, 01/15/29		349	359,500
			2,774,617
Automobiles — 0.1%
Stellantis NV, 3.38%, 11/19/28(e)	EUR	200	227,189
Banks — 7.3%
Bank of America Corp.
6.20%, 11/10/28	USD	474	483,961

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
3.42%, 12/20/28	USD	152	$ 149,459
4.98%, 01/24/29		690	693,769
4.62%, 05/09/29		276	275,867
5.82%, 09/15/29		166	169,872
3.97%, 02/07/30		457	448,395
4.46%, 02/06/32		452	444,031
2.69%, 04/22/32		244	221,019
4.70%, 04/23/32		780	773,442
2.57%, 10/20/32		490	436,143
Citibank N.A.
4.91%, 05/29/30		375	379,627
4.85%, 06/18/32		360	359,743
Citigroup, Inc.
3.20%, 10/21/26		530	528,289
4.64%, 05/07/28		791	791,490
5.17%, 02/13/30		941	951,039
4.54%, 09/19/30		525	521,312
4.95%, 05/07/31		1,225	1,229,054
4.50%, 09/11/31		652	643,512
JPMorgan Chase & Co.
1.47%, 09/22/27		230	228,470
6.07%, 10/22/27		696	699,378
5.57%, 04/22/28		585	589,877
4.98%, 07/22/28		1,002	1,006,394
4.92%, 01/24/29		1,880	1,889,121
5.30%, 07/24/29		969	981,617
4.41%, 04/23/30		680	674,216
5.00%, 07/22/30		505	508,419
5.14%, 01/24/31		93	94,046
5.10%, 04/22/31		887	897,016
4.26%, 10/22/31		530	518,129
4.35%, 01/22/32		535	524,076
1.95%, 02/04/32		500	440,120
Morgan Stanley Bank N.A.
4.95%, 01/14/28		915	917,259
4.97%, 07/14/28		765	768,256
4.79%, 05/10/30		470	470,464
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28		275	273,591
4.73%, 07/18/31		925	920,827
Pinnacle Financial Partners, Inc., 5.60%, 05/19/32		600	601,918
Regions Bank, 4.76%, 07/27/29		1,040	1,040,375
Truist Financial Corp., 5.44%, 01/24/30		94	95,568
Wells Fargo & Co.
5.71%, 04/22/28		165	166,484
3.58%, 05/22/28		440	436,322
4.81%, 07/25/28		95	95,259
4.97%, 04/23/29		334	335,630
5.57%, 07/25/29		480	488,108
4.08%, 09/15/29		1,050	1,035,271
4.18%, 01/23/30		345	340,478
5.15%, 04/23/31		429	433,503
Series W, 4.90%, 01/24/28		821	822,860
Westpac Banking Corp., 4.18%, 05/22/28(a)		1,205	1,201,651
			28,994,727
Biotechnology — 0.4%
AbbVie, Inc.
4.80%, 03/15/29		304	306,357
3.20%, 11/21/29		143	136,928
4.13%, 03/15/31		245	239,739
Security		Par (000)	Value
Biotechnology (continued)
Amgen, Inc.
2.60%, 08/19/26	USD	346	$ 345,274
4.05%, 08/18/29		482	474,645
			1,502,943
Broadline Retail — 0.3%
Amazon.com, Inc., 4.00%, 03/13/29		1,270	1,256,426
Capital Markets — 4.2%
Deutsche Bank AG, 5.37%, 01/10/29		336	339,281
Goldman Sachs Group, Inc. (The)
1.54%, 09/10/27		1,030	1,024,240
1.95%, 10/21/27		689	683,636
2.64%, 02/24/28		400	395,180
4.94%, 04/23/28		1,515	1,519,316
4.15%, 10/21/29		1,085	1,069,702
6.48%, 10/24/29		175	181,529
4.59%, 04/20/30		540	536,952
5.05%, 07/23/30		950	955,566
5.22%, 04/23/31		938	947,348
4.37%, 10/21/31		930	909,574
4.52%, 01/21/32		390	382,640
4.97%, 06/03/32		600	599,654
Morgan Stanley
2.48%, 01/21/28		1,719	1,700,368
4.99%, 04/12/29		935	940,082
5.17%, 01/16/30		330	332,974
4.56%, 04/10/30		330	327,907
5.66%, 04/18/30		417	425,970
5.04%, 07/19/30		1,092	1,099,617
4.65%, 10/18/30		375	372,979
5.19%, 04/17/31		225	227,370
4.49%, 01/16/32		490	480,475
4.71%, 03/12/32		410	404,933
4.81%, 04/16/32		330	327,435
Series I, 4.36%, 10/22/31		80	78,219
UBS Group AG, 4.59%, 08/10/32(a)		370	363,024
			16,625,971
Chemicals — 0.4%
Dow Chemical Co. (The), 4.80%, 01/15/31		600	591,033
Ecolab, Inc., 4.80%, 06/15/31		350	351,549
LYB International Finance III LLC, 5.13%, 01/15/31		485	484,232
			1,426,814
Commercial Services & Supplies — 0.1%
Veralto Corp., 4.85%, 01/15/32		480	479,227
Consumer Finance — 1.4%
American Express Co.
4.44%, 05/03/30		640	636,056
4.46%, 02/10/32		330	325,132
Capital One Financial Corp.
1.88%, 11/02/27		488	483,504
6.31%, 06/08/29		343	352,702
4.49%, 09/11/31		320	313,982
ERAC U.S.A. Finance LLC, 4.50%, 10/30/29(a)		600	595,894
Ford Motor Credit Co. LLC
5.80%, 03/05/27		255	256,317
4.95%, 05/28/27		215	215,123
7.35%, 11/04/27		470	482,925
4.97%, 04/06/29		235	232,613
5.88%, 11/07/29		400	404,812
General Motors Financial Co., Inc., 4.60%, 01/08/31		205	202,188

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Synchrony Financial
5.02%, 07/29/29	USD	160	$ 160,117
5.94%, 08/02/30		115	117,289
5.45%, 03/06/31		720	719,813
			5,498,467
Diversified REITs — 3.0%
American Tower Corp.
3.65%, 03/15/27		531	528,023
3.55%, 07/15/27		516	511,481
5.80%, 11/15/28		361	369,888
5.20%, 02/15/29		164	166,147
5.00%, 01/31/30		229	230,799
4.90%, 03/15/30		708	711,283
Crown Castle, Inc., 1.05%, 07/15/26		559	558,290
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31		675	660,850
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30		601	594,049
Equinix, Inc.
2.90%, 11/18/26		672	667,993
1.80%, 07/15/27		722	701,941
1.55%, 03/15/28		195	185,358
2.00%, 05/15/28		89	84,949
3.20%, 11/18/29		555	528,547
2.15%, 07/15/30		235	211,866
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29		610	612,859
VICI Properties LP, 4.75%, 02/15/28		771	770,753
VICI Properties LP/VICI Note Co., Inc.
4.50%, 09/01/26(a)		533	532,680
4.25%, 12/01/26(a)		775	773,508
5.75%, 02/01/27(a)		680	681,777
4.50%, 01/15/28(a)		874	867,913
3.88%, 02/15/29(a)		320	310,898
4.13%, 08/15/30(a)		590	566,255
			11,828,107
Diversified Telecommunication Services — 0.1%
AT&T Inc., 1.65%, 02/01/28		435	415,697
Electric Utilities — 3.7%
AES Corp. (The), 5.20%, 07/15/29		130	130,740
Chpe LLC, 4.88%, 06/30/31(a)		540	538,949
Constellation Energy Generation LLC, 4.40%, 01/15/31		430	422,732
Dominion Energy, Inc., 5.00%, 06/15/30		229	231,575
Duke Energy Carolinas LLC, 4.85%, 03/15/30		335	338,052
Duke Energy Corp.
4.85%, 01/05/29		600	603,433
3.40%, 06/15/29		110	106,311
FirstEnergy Corp.
2.65%, 03/01/30		295	272,966
Series B, 3.90%, 07/15/27		230	228,685
Series B, 2.25%, 09/01/30		108	97,219
FirstEnergy Pennsylvania Electric Co., 4.55%, 03/15/31(a)		270	268,230
FirstEnergy Transmission LLC, 4.55%, 01/15/30		141	139,956
Jersey Central Power & Light Co., 4.60%, 01/15/30(a)		395	392,399
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27		445	446,018
4.85%, 02/04/28		477	479,632
Security		Par (000)	Value
Electric Utilities (continued)
NRG Energy, Inc.
2.45%, 12/02/27(a)	USD	243	$ 234,983
4.73%, 10/15/30(a)		295	291,369
4.96%, 04/30/31(a)		630	623,048
Ohio Edison Co., 4.95%, 12/15/29(a)		131	131,951
Pacific Gas & Electric Co.
2.10%, 08/01/27		159	154,802
5.55%, 05/15/29		947	966,551
4.55%, 07/01/30		1,687	1,661,131
2.50%, 02/01/31		480	430,643
5.05%, 11/15/31		410	409,613
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 05/15/27(a)		200	198,552
Pinnacle West Capital Corp., 4.65%, 06/01/29		655	655,080
Public Service Enterprise Group, Inc., 4.90%, 03/15/30		212	213,687
Southern California Edison Co., 5.65%, 10/01/28		77	78,458
Southern Co. (The), 5.50%, 03/15/29		641	655,495
Texas Electric Market Stabilization Funding N LLC, Series A-1, 4.27%, 08/01/34(a)		257	252,684
Vistra Operations Co. LLC
5.05%, 12/30/26(a)		120	120,080
3.70%, 01/30/27(a)		265	263,275
4.30%, 10/15/28(a)		400	395,314
4.30%, 07/15/29(a)		460	450,570
4.60%, 10/15/30(a)		485	477,155
4.70%, 01/31/31(a)		560	548,790
5.00%, 04/30/31(a)		850	843,574
			14,753,702
Electrical Equipment — 0.1%
GE Vernova, Inc., 4.25%, 02/04/31		525	516,718
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 3.40%, 05/01/30		12	11,430
			528,148
Entertainment — 0.0%
Discovery Global Holdings, Inc., 3.76%, 03/15/27		145	143,730
Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.38%, 11/15/30		270	264,721
Glencore Funding LLC
4.00%, 03/27/27(a)		686	683,651
5.34%, 04/04/27(a)		216	217,413
5.40%, 05/08/28(a)		254	256,682
6.13%, 10/06/28(a)		423	435,039
4.88%, 03/12/29(a)		185	185,890
5.37%, 04/04/29(a)		310	314,845
5.19%, 04/01/30(a)		720	728,122
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/28		29	29,118
			3,115,481
Gas Utilities — 0.1%
Spire, Inc., 4.60%, 09/01/31		325	320,155
Ground Transportation — 0.4%
Ryder System, Inc.
2.85%, 03/01/27		370	366,061
5.25%, 06/01/28		130	131,662
4.90%, 12/01/29		65	65,589
Uber Technologies, Inc.
4.50%, 08/15/29(a)		480	476,494

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation (continued)
Uber Technologies, Inc.
4.30%, 01/15/30	USD	20	$ 19,766
4.15%, 01/15/31		475	463,831
			1,523,403
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.00%, 03/15/31		350	341,093
Thermo Fisher Scientific, Inc., 4.22%, 02/12/31		125	122,753
			463,846
Health Care Providers & Services — 0.9%
Elevance Health, Inc., 5.15%, 06/15/29		316	320,489
HCA, Inc.
5.00%, 03/01/28		523	525,904
4.13%, 06/15/29		1,351	1,330,163
5.25%, 03/01/30		500	506,943
3.50%, 09/01/30		591	560,645
4.30%, 11/15/30		310	303,233
Humana, Inc.
5.75%, 03/01/28		124	126,097
5.38%, 04/15/31		30	30,405
			3,703,879
Interactive Media & Services — 0.3%
Alphabet, Inc., 3.70%, 02/15/29		870	855,878
Netflix, Inc.
5.88%, 11/15/28		215	221,802
4.88%, 06/15/30(a)		280	281,740
			1,359,420
IT Services — 0.7%
Dell International LLC/EMC Corp.
4.50%, 02/15/31		240	236,668
4.75%, 07/15/31		430	427,409
Fidelity National Information Services, Inc., 4.45%, 03/10/28		800	797,153
Foundry JV Holdco LLC, 5.50%, 01/25/31(a)		390	398,704
Gartner, Inc., 4.50%, 07/01/28(a)		680	667,995
Global Payments, Inc., 4.88%, 11/15/30		150	147,461
			2,675,390
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28		813	802,326
2.25%, 01/15/29		962	896,305
			1,698,631
Metals & Mining — 0.1%
Steel Dynamics, Inc., 4.00%, 12/15/28		390	384,109
Multi-Utilities — 0.1%
Consumers Energy Co.
4.60%, 05/30/29		129	129,491
4.50%, 01/15/31		270	268,096
			397,587
Oil, Gas & Consumable Fuels — 4.0%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		341	341,855
3.70%, 11/15/29		600	580,174
Cheniere Energy Partners LP
4.50%, 10/01/29		2,178	2,163,492
4.00%, 03/01/31		930	894,710
Diamondback Energy, Inc.
3.50%, 12/01/29		493	475,461
5.15%, 01/30/30		890	902,424
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc., 5.25%, 04/05/27	USD	174	$ 174,982
Energy Transfer LP
4.20%, 04/15/27		126	125,731
6.10%, 12/01/28		827	852,985
5.25%, 07/01/29		365	370,205
EOG Resources, Inc., 4.40%, 01/15/31		220	217,087
EQT Corp.
3.90%, 10/01/27		202	200,201
4.50%, 01/15/29		249	247,210
5.00%, 01/15/29		188	188,495
7.00%, 02/01/30		433	460,809
7.50%, 06/01/30		1,770	1,911,001
4.75%, 01/15/31		580	574,555
3.63%, 05/15/31(a)		715	669,113
Expand Energy Corp., 5.38%, 03/15/30		437	438,585
Sabine Pass Liquefaction LLC
4.20%, 03/15/28		748	742,888
4.50%, 05/15/30		404	400,093
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30		918	925,439
Viper Energy Partners LLC, 4.90%, 08/01/30		1,765	1,759,138
Williams Cos., Inc. (The), 3.75%, 06/15/27		95	94,375
			15,711,008
Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)		545	540,155
Pharmaceuticals — 0.2%
Eli Lilly & Co., 4.38%, 05/20/31		440	436,614
Merck & Co., Inc., 4.15%, 03/15/31		230	225,639
Pfizer, Inc., 4.20%, 11/15/30		295	291,203
			953,456
Retail REITs — 0.0%
Realty Income Corp., 3.25%, 06/15/29		52	50,095
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom, Inc.
4.00%, 04/15/29(a)		551	542,595
4.35%, 02/15/30		140	138,599
4.60%, 07/15/30		140	139,525
4.20%, 10/15/30		126	123,513
4.15%, 11/15/30		415	406,259
4.30%, 01/15/31		190	186,899
2.45%, 02/15/31		430	389,059
Micron Technology, Inc., 5.30%, 01/15/31		236	241,393
NVIDIA Corp., 4.50%, 06/15/31		980	976,530
			3,144,372
Software — 1.2%
AppLovin Corp., 5.13%, 12/01/29		1,668	1,681,842
Oracle Corp.
2.65%, 07/15/26		71	70,946
2.80%, 04/01/27		195	192,408
3.25%, 11/15/27		738	723,273
4.20%, 09/27/29		245	238,301
4.45%, 09/26/30		420	405,454
4.95%, 02/04/31		1,295	1,267,846
			4,580,070
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co., 4.60%, 03/23/29		440	439,311
Tobacco — 1.8%
Altria Group, Inc.
4.88%, 02/04/28		98	98,482

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco (continued)
Altria Group, Inc.
6.20%, 11/01/28	USD	399	$ 412,801
4.80%, 02/14/29		689	691,593
4.50%, 08/06/30		368	365,189
BAT Capital Corp.
3.56%, 08/15/27		1,406	1,392,240
6.34%, 08/02/30		414	437,637
5.83%, 02/20/31		260	270,835
BAT International Finance PLC
4.45%, 03/16/28		277	276,277
5.93%, 02/02/29		555	572,041
Philip Morris International, Inc.
4.88%, 02/15/28		642	645,828
3.13%, 03/02/28		152	148,741
3.88%, 10/27/28		151	149,005
4.13%, 04/27/29		590	583,732
4.38%, 04/30/30		406	401,906
4.00%, 10/29/30		495	482,197
5.13%, 02/13/31		360	366,612
			7,295,116
Transportation Infrastructure — 0.1%
Mexico City Airport Trust, 3.88%, 04/30/28(a)		400	390,200
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., 2.90%, 11/15/26		60	59,722
T-Mobile U.S.A., Inc.
2.05%, 02/15/28		902	866,716
3.38%, 04/15/29		694	670,933
3.88%, 04/15/30		778	753,863
			2,351,234
Total Corporate Bonds — 34.6% (Cost: $137,671,830)			137,552,683
Foreign Agency Obligations
Indonesia — 0.2%
Freeport Indonesia PT
4.76%, 04/14/27(a)		400	399,855
4.76%, 04/14/27(e)		390	389,859
			789,714
Mexico — 0.1%
Petroleos Mexicanos, 6.50%, 03/13/27		400	403,508
Total Foreign Agency Obligations — 0.3% (Cost: $1,195,555)			1,193,222
Foreign Government Obligations
Canada — 0.1%
OMERS Finance Trust, 4.38%, 03/20/30(a)		550	550,878
Morocco — 0.1%
Kingdom of Morocco, 2.38%, 12/15/27(a)		360	347,580
Oman — 0.1%
Sultanate of Oman, 6.75%, 10/28/27(a)		360	369,205
Romania — 0.1%
Romania, 3.00%, 02/27/27(e)		400	394,500
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 01/23/31		0 (f)	3
Total Foreign Government Obligations — 0.4% (Cost: $1,664,312)			1,662,166
Security		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.3%
A&D Mortgage Trust
Series 2026-NQM1, Class A1, 4.91%, 02/25/71(a)(b)	USD	178	$ 176,269
Series 2026-NQM3, Class A1, 5.08%, 04/25/71(a)(b)		892	884,485
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(d)		278	278,084
Angel Oak Mortgage Trust
Series 2020-2, Class A1A, 2.53%, 01/26/65(a)(b)		338	321,533
Series 2022-2, Class A1, 4.08%, 01/25/67(a)(b)		228	215,511
Series 2023-6, Class A1, 6.50%, 12/25/67(a)(d)		116	115,914
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(d)		176	176,616
Series 2025-7, Class A1, 5.51%, 06/25/70(a)(d)		663	663,071
Arroyo Mortgage Trust, Series 2022-2, Class A1, 5.95%, 07/25/57(a)(d)		177	176,695
Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(d)		222	222,133
BRAVO Residential Funding Trust
Series 2023-NQM6, Class A1, 6.60%, 09/25/63(a)(d)		238	237,673
Series 2024-NQM1, Class A1, 5.94%, 12/01/63(a)(d)		416	416,371
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(d)		238	238,621
Series 2025-NQM3, Class A1, 5.57%, 03/25/65(a)(d)		106	106,269
Series 2025-NQM4, Class A1, 5.61%, 02/25/65(a)(d)		260	260,172
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(b)		113	102,067
Series 2025-11, Class A11, (SOFR (30-day) + 1.30%), 4.93%, 02/25/56(a)(b)		451	451,640
Series 2025-3, Class A11, (SOFR (30-day) + 1.30%), 4.93%, 02/25/56(a)(b)		412	412,284
Series 2026-JINV1, Class A11, (SOFR (30-day) + 1.25%), 4.88%, 06/25/54(a)(b)		1,961	1,960,958
COLT Mortgage Loan Trust
Series 2022-3, Class A1, 4.20%, 02/25/67(a)(b)		94	91,112
Series 2023-2, Class A1, 6.60%, 07/25/68(a)(d)		82	81,759
Series 2025-4, Class A1, 5.79%, 04/25/70(a)(d)		370	371,733
Credit Suisse Mortgage Trust
Series 2015-3, Class A9, 3.50%, 03/25/45(a)(b)		61	57,113
Series 2022-ATH1, Class A1A, 3.87%, 01/25/67(a)(b)		168	163,376
Cross Mortgage Trust
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		244	243,104
Series 2025-H3, Class A1, 5.88%, 04/25/70(a)(b)		511	513,132
Series 2026-NQM4, Class A1, 5.49%, 04/25/71(a)(b)		591	590,190
Series 2026-NQM5, Class A1, 5.09%, 03/25/71(a)(b)		403	400,290
Series 2026-NQM5, Class A2, 5.40%, 03/25/71(a)(d)		190	188,778
Series 2026-NQM7, Class A1, 5.46%, 06/25/71(a)(b)		608	605,989
Series 2026-NQM8, Class A1, 5.58%, 07/01/71(a)(d)		348	347,310
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, (1-mo. CME Term SOFR + 0.96%), 4.61%, 03/25/50(a)(b)		332	321,378

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Flagstar Mortgage Trust
Series 2021-12, Class A19, 5.00%, 11/25/51(a)(b)	USD	625	$ 614,042
GCAT Trust
Series 2021-NQM7, Class A1, 1.92%, 08/25/66(a)(b)		137	127,066
Series 2025-NQM6, Class A1, 4.94%, 10/25/70(a)(b)		189	187,144
GS Mortgage-Backed Securities Trust
Series 2025-DSC2, Class A1, 5.04%, 01/25/66(a)(d)		216	213,724
Series 2025-NQM5, Class A1, 5.01%, 07/25/65(a)(d)		147	145,998
Series 2025-PJ10, Class A27, (SOFR (30-day) + 1.35%), 4.98%, 04/25/56(a)(b)		286	286,399
Series 2026-R1, Class A1, 5.53%, 04/25/63(a)(d)		555	554,322
HOMES Trust
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(d)		325	325,445
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(d)		325	324,308
JPMorgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 06/25/29(a)(b)		26	26,258
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		285	276,216
Series 2024-2, Class A3, 6.00%, 08/25/54(a)(b)		45	45,527
Series 2025-NQM3, Class A1, 5.50%, 11/25/65(a)(b)		198	197,840
Series 2025-NQM4, Class A1, 4.95%, 03/25/66(a)(b)		597	589,562
Mello Mortgage Capital Acceptance
Series 2018-MTG1, Class A9, 3.50%, 03/25/48(a)(b)		640	583,207
Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		365	312,890
MFA Trust
Series 2021-INV2, Class A1, 1.91%, 11/25/56(a)(b)		184	165,882
Series 2023-INV2, Class A1, 6.78%, 10/25/58(a)(d)		109	109,294
Series 2023-NQM3, Class A1, 6.62%, 07/25/68(a)(d)		255	254,146
Series 2025-NQM1, Class A1, 5.44%, 03/25/70(a)(d)		427	425,995
Series 2025-NQM2, Class A1, 5.68%, 05/27/70(a)(d)		269	269,341
Mill City Mortgage Loan Trust, Series 2017-1, Class M2, 3.25%, 11/25/58(a)(b)		44	44,149
Mill City Mortgage Trust, Series 2015-2, Class M3, 3.68%, 09/25/57(a)(b)		145	143,790
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-4, Class AF, (SOFR (30-day) + 1.35%), 4.98%, 09/25/54(a)(b)		893	894,035
Series 2024-NQM5, Class A1, 5.65%, 10/25/69(a)(b)		486	486,944
Series 2025-DSC1, Class A1, 5.56%, 03/25/70(a)(d)		336	336,093
Series 2025-NQM4, Class A1, 5.59%, 06/25/70(a)(d)		459	458,706
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(b)		219	203,729
Series 2026-NQM7, Class A1, 5.42%, 06/25/66(a)(b)		1,386	1,382,242
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
OBX Trust
Series 2020-EXP3, Class 2A1B, (1-mo. CME Term SOFR + 1.01%), 4.66%, 01/25/60(a)(b)	USD	328	$ 327,779
Series 2022-INV3, Class A1, 3.00%, 02/25/52(a)(b)		160	137,766
Series 2023-NQM6, Class A1, 6.52%, 07/25/63(a)(d)		260	259,641
Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(d)		118	117,905
Series 2025-NQM4, Class A1, 5.40%, 02/25/55(a)(d)		230	230,764
Series 2025-NQM6, Class A1, 5.60%, 03/25/65(a)(d)		196	196,551
Preston Ridge Partners Mortgage Trust
Series 2023-NQM2, Class A1, 6.25%, 08/25/68(a)(d)		82	81,968
Series 2023-NQM3, Class A1, 6.22%, 11/25/68(a)(d)		267	267,385
Series 2024-NQM2, Class A1, 6.33%, 06/25/69(a)(d)		67	67,679
Series 2024-RCF1, Class A1, 4.00%, 01/25/54(a)(d)		69	68,108
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(d)		188	188,339
Series 2026-NQM1, Class A1, 5.13%, 02/25/71(a)(b)		371	368,055
Series 2026-RCF4, Class A1, 5.25%, 06/25/56(a)(d)		2,000	1,990,977
PRET Trust, Series 2025-RPL2, Class A1, 4.00%, 08/25/64(a)(d)		88	85,369
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		259	227,236
Series 2023-AFC3, Class A1, 6.58%, 09/25/58(a)(d)		734	733,174
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		366	315,050
Residential Mortgage Loan Trust, Series 2019-3, Class M1, 3.26%, 09/25/59(a)(b)		120	119,123
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, 5.73%, 02/25/65(a)(d)		270	270,669
Series 2026-NQM1, Class A1, 4.95%, 11/25/65(a)(b)		207	205,219
Sequoia Mortgage Trust
Series 2024-HYB1, Class A1A, 4.51%, 11/25/63(a)(b)		306	306,130
Series 2025-10, Class A26F, (SOFR (30-day) + 1.25%), 4.88%, 11/25/55(a)(b)		457	458,148
Series 2025-9, Class A26F, (SOFR (30-day) + 1.30%), 4.93%, 10/25/55(a)(b)		961	963,086
Series 2026-HYB2, Class A1A, 4.63%, 07/25/56(a)(b)		702	685,962
SG Residential Mortgage Trust, Series 2026-2, Class A1, 5.25%, 04/25/66(a)(b)		166	165,159
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/65(a)(b)		40	39,537
Towd Point Mortgage Trust
Series 2015-1, Class A5, 4.48%, 10/25/53(a)(b)		29	29,387
Series 2016-2, Class M1, 3.00%, 08/25/55(a)(b)		93	92,635
Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		168	165,264
Series 2018-1, Class A1, 3.00%, 01/25/58(a)(b)		1	844

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Towd Point Mortgage Trust
Series 2018-2, Class A1, 3.25%, 03/25/58(a)(b)	USD	130	$ 129,243
Series 2018-6, Class A1A, 3.75%, 03/25/58(a)(b)		41	41,280
Verus Securitization Trust
Series 2022-1, Class A1, 3.72%, 01/25/67(a)(d)		111	104,505
Series 2022-2, Class A1, 4.26%, 02/25/67(a)(d)		183	175,438
Series 2022-3, Class A1, 5.13%, 02/25/67(a)(d)		274	260,311
Series 2025-3, Class A1, 5.62%, 05/25/70(a)(d)		506	508,401
Series 2025-9, Class A1, 4.94%, 10/27/70(a)(b)		264	261,820
Series 2026-1, Class A1, 4.86%, 01/25/71(a)(b)		352	348,594
Series 2026-R3, Class A1, 5.19%, 02/27/68(a)(b)		693	689,935
			33,060,360
Commercial Mortgage-Backed Securities — 9.7%
1345 Trust, Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.23%, 06/15/42(a)(b)		260	260,162
425 Trust
Series 2026-LEX, Class A, (1-mo. CME Term SOFR + 1.67%), 07/15/43(a)(b)(c)		232	232,000
Series 2026-LEX, Class B, (1-mo. CME Term SOFR + 2.10%), 07/15/43(a)(b)(c)		195	195,000
Series 2026-LEX, Class C, (1-mo. CME Term SOFR + 2.70%), 07/15/43(a)(b)(c)		355	355,000
ALA Trust
Series 2025-OANA, Class A, (1-mo. CME Term SOFR + 1.74%), 5.37%, 06/15/40(a)(b)		299	300,308
Series 2025-OANA, Class B, (1-mo. CME Term SOFR + 1.84%), 5.47%, 06/15/40(a)(b)		211	211,791
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 4.89%, 04/15/34(a)(b)		420	399,000
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class ASB, 2.58%, 05/15/53(a)		385	371,930
ARES Commercial Mortgage Trust
Series 2026-AZURE, Class B, (1-mo. CME Term SOFR + 1.60%), 5.23%, 03/15/38(a)(b)		150	150,000
Series 2026-AZURE, Class C, (1-mo. CME Term SOFR + 1.90%), 5.53%, 03/15/38(a)(b)		100	100,125
ARES Trust, Series 2025-IND3, Class A, (1-mo. CME Term SOFR + 1.50%), 5.13%, 04/15/42(a)(b)		300	300,558
BANK5
Series 2024-5YR10, Class A3, 5.30%, 10/15/57		975	986,022
Series 2024-5YR11, Class A3, 5.89%, 11/15/57		195	200,279
Series 2024-5YR8, Class A3, 5.88%, 08/15/57		220	226,024
Series 2026-5YR23, Class A3, 07/15/31(c)		1,602	1,650,055
Barclays Commercial Mortgage Trust, Series 2019- C5, Class ASB, 2.99%, 11/15/52		151	147,872
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1-mo. CME Term SOFR + 1.80%), 5.43%, 05/15/35(a)(b)		386	386,120
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 4.55%, 03/15/37(a)(b)		200	189,000
Series 2024-5C31, Class A3, 5.61%, 12/15/57		390	397,932
Series 2025-5C33, Class A4, 5.84%, 03/15/58		250	257,314
Benchmark Mortgage Trust
Series 2022-B34, Class AM, 3.95%, 04/15/55(b)		265	233,502
Series 2024-V12, Class A3, 5.74%, 12/15/57		1,100	1,126,995
Series 2025-V18, Class B, 5.95%, 10/15/58		270	271,486
BFLD Trust
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 11/15/41(a)(b)		100	100,094
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BFLD Trust
Series 2024-UNIV, Class B, (1-mo. CME Term SOFR + 1.84%), 5.47%, 11/15/41(a)(b)	USD	70	$ 70,066
Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 07/15/39(a)(b)		278	278,273
Series 2025-5MW, Class B, 5.33%, 10/10/42(a)(b)		378	376,346
Series 2025-660F, Class B, (1-mo. CME Term SOFR + 1.80%), 5.43%, 11/15/42(a)(b)		305	306,143
Series 2025-EWEST, Class B, (1-mo. CME Term SOFR + 1.90%), 5.53%, 06/15/42(a)(b)		260	260,000
Series 2025-FPM, Class A, 5.18%, 10/10/40(a)(b)		161	160,512
Series 2025-FPM, Class B, 5.78%, 10/10/40(a)(b)		190	190,136
BMO Mortgage Trust
Series 2024-5C6, Class A3, 5.32%, 09/15/57		330	333,552
Series 2025-5C9, Class AS, 6.17%, 04/15/58(b)		155	159,055
Series 2025-C11, Class A5, 5.69%, 02/15/58		216	224,520
Series 2025-C11, Class ASB, 5.68%, 02/15/58		185	192,351
BMP Commercial Mortgage Trust, Series 2024- MF23, Class A, (1-mo. CME Term SOFR + 1.37%), 5.00%, 06/15/41(a)(b)		285	285,178
BPR Trust, Series 2025-STAR, Class B, 5.56%, 11/05/42(a)(b)		200	197,175
Bridge Commercial Mortgage Trust, Series 2026-MF, Class A, (1-mo. CME Term SOFR + 1.25%), 4.85%, 06/15/39(a)(b)		400	400,625
BSTN Commercial Mortgage Trust
Series 2025-1C, Class A, 5.55%, 06/15/44(a)(b)		197	199,691
Series 2025-HUB, Class A, 5.06%, 04/13/41(a)(b)		150	148,654
BX Commercial Mortgage Trust
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.32%, 08/15/41(a)(b)		390	391,727
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 5.77%, 08/15/41(a)(b)		286	287,266
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 6.51%, 10/15/41(a)(b)		201	201,612
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 02/15/39(a)(b)		446	446,966
Series 2024-MF, Class B, (1-mo. CME Term SOFR + 1.69%), 5.32%, 02/15/39(a)(b)		124	124,196
Series 2025-JDI, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 11/15/42(a)(b)		459	460,436
Series 2026-AHP, Class A, (1-mo. CME Term SOFR + 1.25%), 4.85%, 06/15/43(a)(b)		590	590,000
Series 2026-VLT9, Class A, (1-mo. CME Term SOFR + 1.70%), 5.33%, 03/15/45(a)(b)		435	434,728
BX Trust
Series 2022-IND, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 04/15/37(a)(b)		255	254,963
Series 2024-BIO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.27%, 02/15/41(a)(b)		626	626,391
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 04/15/41(a)(b)		92	91,552
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.12%, 06/15/41(a)(b)		365	364,838
Series 2025-ARIA, Class C, 5.70%, 12/13/42(a)(b)		425	423,800
Series 2025-LIFE, Class A, 6.08%, 06/13/47(a)(b)		500	497,236
Series 2025-OMG, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 10/15/42(a)(b)		257	257,161
Series 2025-ROIC, Class A, (1-mo. CME Term SOFR + 1.14%), 4.77%, 03/15/30(a)(b)		495	493,582
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 06/15/35(a)(b)		185	185,468

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2026-CLS, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 05/15/43(a)(b)	USD	245	$ 245,230
Series 2026-PNDA, Class B, (1-mo. CME Term SOFR + 1.50%), 5.13%, 05/15/43(a)(b)		479	480,197
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 5.50%, 07/15/41(a)(b)		260	260,487
CD Mortgage Trust
Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)		520	514,140
Series 2017-CD5, Class A4, 3.43%, 08/15/50		525	517,079
Series 2017-CD5, Class AAB, 3.22%, 08/15/50		136	135,322
CEDR Commercial Mortgage Trust, Series 2022- SNAI, Class A, (1-mo. CME Term SOFR + 0.99%), 4.61%, 02/15/39(a)(b)		355	352,863
CFCRE Commercial Mortgage Trust, Series 2016- C6, Class A3, 3.22%, 11/10/49(b)		820	816,903
Citigroup Commercial Mortgage Trust, Series 2018- B2, Class A4, 4.01%, 03/10/51		535	528,471
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.27%, 08/15/41(a)(b)		190	189,228
CSAIL Commercial Mortgage Trust, Series 2019- C17, Class A4, 2.76%, 09/15/52		1,000	944,552
CSTL Commercial Mortgage Trust, Series 2026- GATE3, Class B, 5.10%, 02/10/43(a)(b)		123	121,972
DBC Mortgage Trust, Series 2025-DBC, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 11/15/42(a)(b)		385	385,361
DK Trust, Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.23%, 08/15/37(a)(b)		96	96,300
ELM Trust
Series 2024-ELM, Class A10, 5.99%, 06/10/39(a)(b)		730	730,746
Series 2024-ELM, Class A15, 5.99%, 06/10/39(a)(b)		730	729,898
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)		638	643,041
Extended Stay America Trust
Series 2025-ESH, Class B, (1-mo. CME Term SOFR + 1.60%), 5.23%, 10/15/42(a)(b)		284	285,012
Series 2026-ESH2, Class A, (1-mo. CME Term SOFR + 1.20%), 4.83%, 02/15/43(a)(b)		337	337,713
FS Rialto Issuer Ltd., Series 2026-FL11, Class A, (1-mo. CME Term SOFR + 1.45%), 5.09%, 01/19/44(a)(b)		385	385,146
GS Mortgage Securities Trust, Series 2024-RVR, Class A, 5.37%, 08/10/41(a)(b)		120	120,096
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 02/05/45(a)(b)		110	112,437
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/40(a)(b)		280	284,421
INCREF LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 5.37%, 10/19/42(a)(b)		465	465,920
INT Commercial Mortgage Trust, Series 2025- PLAZA, Class A, 5.04%, 11/05/37(a)(b)		100	99,626
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 03/15/42(a)(b)		299	299,000
INV Mortgage Trust, Series 2024-IND, Class A, (1- mo. CME Term SOFR + 1.74%), 5.37%, 11/15/41(a)(b)		160	158,600
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMF1 Multifamily Mortgage Trust, Series 2026- FX1, Class A3, 5.31%, 05/15/59	USD	701	$ 708,805
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP6, Class A3, 3.11%, 07/15/50		297	294,159
Series 2019-BKWD, Class A, (1-mo. CME Term SOFR + 1.61%), 5.24%, 09/15/29(a)(b)		93	91,221
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(b)		100	76,600
Series 2024-IGLG, Class A, 5.35%, 11/09/39(a)(b)		270	269,975
Series 2026-FUN, Class A, (1-mo. CME Term SOFR + 1.65%), 5.25%, 06/15/39(a)(b)		490	490,612
LBA Trust, Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.07%, 10/15/41(a)(b)		234	234,583
LEX Trust, Series 2026-450, Class D, (1-mo. CME Term SOFR + 2.35%), 5.98%, 03/15/43(a)(b)		239	239,822
MCR Mortgage Trust, Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.42%, 12/15/41(a)(b)		90	90,353
MF1 LLC, Series 2026-FL21, Class A, (1-mo. CME Term SOFR + 1.35%), 4.99%, 02/18/41(a)(b)		715	715,278
MLTI Trust
Series 2026-MLTI, Class A10, (1-mo. CME Term SOFR + 1.40%), 5.02%, 06/15/31(a)(b)		590	590,000
Series 2026-SF75, Class A, (1-mo. CME Term SOFR + 1.40%), 5.03%, 03/15/36(a)(b)		190	190,118
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		118	115,238
MTN Commercial Mortgage Trust, Series 2026- LPFX, Class A, 5.15%, 05/15/43(a)(b)		160	159,699
National Commercial Mortgage Trust
Series 2026-IND, Class A, (1-mo. CME Term SOFR + 1.35%), 4.98%, 06/15/43(a)(b)		210	210,092
Series 2026-IND, Class B, (1-mo. CME Term SOFR + 1.60%), 5.23%, 06/15/43(a)(b)		165	165,218
Series 2026-IND, Class C, (1-mo. CME Term SOFR + 1.75%), 5.38%, 06/15/43(a)(b)		280	280,492
NCMF Trust
Series 2025-MFS, Class A, 5.05%, 06/10/33(a)(b)		422	418,468
Series 2025-MFS, Class B, 5.70%, 06/10/33(a)(b)		256	255,927
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.85%, 02/10/47(a)(b)		210	217,166
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, (1-mo. CME Term SOFR + 1.74%), 5.37%, 10/15/40(a)(b)		215	215,739
Series 2025-3BP, Class A, (1-mo. CME Term SOFR + 1.21%), 4.84%, 02/15/42(a)(b)		179	178,944
Preston Ridge Partners Mortgage Trust, Series 2026-CRE1, Class A, (1-mo. CME Term SOFR + 1.67%), 5.31%, 03/19/43(a)(b)		910	912,839
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%, 03/10/33(a)(b)		376	372,592
SCG Commercial Mortgage Trust, Series 2025- DLFN, Class B, (1-mo. CME Term SOFR + 1.50%), 5.13%, 03/15/35(a)(b)		100	100,063
SLG Trust, Series 2026-PAT, Class C, 5.46%, 02/15/39(a)(b)		100	98,656
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, (1-mo. CME Term SOFR + 1.24%), 4.87%, 12/15/39(a)(b)		185	185,058
TEXAS Commercial Mortgage Trust, Series 2025- TWR, Class A, (1-mo. CME Term SOFR + 1.29%), 4.92%, 04/15/42(a)(b)		327	326,591

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2021-C60, Class ASB, 2.13%, 08/15/54	USD	834	$ 786,495
Series 2024-5C2, Class A3, 5.92%, 11/15/57(b)		90	92,555
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/35(a)(b)		331	330,766
WHARF Commercial Mortgage Trust, Series 2025- DC, Class B, 5.73%, 07/15/40(a)(b)		100	100,952
			38,717,605
Interest Only Commercial Mortgage-Backed Securities — 0.0%
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.54%, 01/15/49(b)		12	—
Total Non-Agency Mortgage-Backed Securities — 18.0% (Cost: $72,051,991)			71,777,965
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.2%
Federal Farm Credit Banks Funding Corp.
2.17%, 10/29/29		700	655,163
1.30%, 02/03/31		770	675,666
1.48%, 11/26/32		1,000	837,462
1.68%, 09/17/35		2,080	1,614,326
Federal Home Loan Banks, 2.06%, 09/27/29		1,000	935,076
			4,717,693
Collateralized Mortgage Obligations — 2.4%
Fannie Mae
Series 2019-73, Class P, 3.00%, 03/25/48		316	302,856
Series 2020-79, Class JA, 1.50%, 11/25/50		327	300,080
Series 2024-91, Class FA, (SOFR (30-day) + 1.20%), 4.83%, 12/25/54(b)		922	932,219
Series 2024-94, Class FB, (SOFR (30-day) + 1.42%), 5.05%, 12/25/54(b)		206	208,156
Series 2025-69, Class E, 5.00%, 06/25/51		2,225	2,217,322
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		22	21,960
Series 4274, Class PN, 3.50%, 10/15/35		25	24,656
Series 4459, Class BN, 3.00%, 08/15/43		202	187,570
Series 4752, Class PL, 3.00%, 09/15/46		217	207,437
Series 4777, Class CB, 3.50%, 10/15/45		77	76,261
Series 4941, Class MB, 3.00%, 07/25/49		206	184,163
Series 5000, Class MA, 2.00%, 06/25/44		152	142,722
Series 5006, Class KA, 2.00%, 06/25/45		456	419,021
Series 5105, Class LA, 1.50%, 04/15/44		320	314,402
Series 5249, Class HA, 4.00%, 09/25/49		1,689	1,662,293
Series 5478, Class FH, (SOFR (30-day) + 1.45%), 5.08%, 04/25/54(b)		551	557,352
Series 5480, Class FA, (SOFR (30-day) + 1.45%), 5.08%, 03/25/54(b)		546	548,716
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, 08/25/57(b)		759	732,796
Ginnie Mae
Series 2017-136, Class GB, 3.00%, 03/20/47		289	274,232
Series 2020-127, Class LP, 1.50%, 06/20/50		354	283,483
			9,597,697
Mortgage-Backed Securities — 3.4%
Fannie Mae Mortgage-Backed Securities
1.50%, 07/01/31		735	692,023
2.50%, 12/01/27 - 12/01/36		884	841,212
3.00%, 09/01/30 - 09/01/35		3,649	3,511,922
3.03%, 12/01/27		1,211	1,189,333
3.50%, 05/01/37		384	372,359
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities
4.00%, 03/01/32 - 08/01/49	USD	3,383	$ 3,258,701
4.50%, 09/01/26 - 05/01/38		292	292,299
5.00%, 06/01/39		889	896,122
5.50%, 05/01/38		131	134,311
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.57%), 5.88%, 07/01/44(b)		83	85,826
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.59%), 5.77%, 06/01/45(b)		49	51,044
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.69%), 5.98%, 07/01/43(b)		100	103,991
Freddie Mac Mortgage-Backed Securities
2.50%, 11/01/27 - 03/01/37		332	311,464
3.00%, 12/01/31 - 02/01/36		538	514,964
3.50%, 04/01/32 - 11/01/38		286	276,356
4.00%, 09/01/33 - 06/01/37		883	863,715
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 5.83%, 05/01/45(b)		204	211,482
(Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.62%), 5.86%, 03/01/45(b)		61	62,858
			13,669,982
Total U.S. Government Sponsored Agency Securities — 7.0% (Cost: $28,560,330)			27,985,372
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Notes, 1.88%, 01/15/36		1,179	1,144,604
U.S. Treasury Notes
0.50%, 04/30/27		12,120	11,769,656
4.50%, 05/15/27		25,000	25,083,496
2.88%, 08/15/28		1,700	1,655,773
3.50%, 01/15/29 - 02/15/29		13,995	13,768,588
Total U.S. Treasury Obligations — 13.4% (Cost: $53,763,528)			53,422,117
Total Long-Term Investments — 98.6% (Cost: $394,200,873)			392,762,583

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Duration Taxable Total Return Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.8%
BNY Dreyfus Treasury Securities Cash Management, Institutional Class, 3.53%(g)	3,132,469	$ 3,132,469
Total Short-Term Securities — 0.8% (Cost: $3,132,469)		3,132,469
Total Investments — 99.4% (Cost: $397,333,342)		395,895,052
Other Assets Less Liabilities — 0.6%		2,495,432
Net Assets — 100.0%		$ 398,390,484

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than 1,000.
(g)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	859	09/30/26	$ 177,068	$ 21,978
Short Contracts
U.S. Treasury Bonds (30 Year)	18	09/21/26	2,043	(35,232)
U.S. Treasury Notes (10 Year)	46	09/21/26	5,055	(41,036)
U.S. Ultra Treasury Notes (10 Year)	46	09/21/26	5,174	(35,669)
U.S. Treasury Notes (5 Year)	520	09/30/26	55,664	(136,281)
				(248,218)
				$ (226,240)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	236,706	EUR	203,000	Wells Fargo Bank N.A.	09/16/26	$4,004

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited) (continued)
June 30, 2026
BATS: Short Duration Taxable Total Return Series
Fair Value Hierarchy as of Period End (continued)
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 99,169,058	$ —	$ 99,169,058
Corporate Bonds	—	137,552,683	—	137,552,683
Foreign Agency Obligations	—	1,193,222	—	1,193,222
Foreign Government Obligations	—	1,662,166	—	1,662,166
Non-Agency Mortgage-Backed Securities	—	71,777,965	—	71,777,965
U.S. Government Sponsored Agency Securities	—	27,985,372	—	27,985,372
U.S. Treasury Obligations	—	53,422,117	—	53,422,117
Short-Term Securities
Money Market Funds	3,132,469	—	—	3,132,469
	$ 3,132,469	$ 392,762,583	$ —	$ 395,895,052
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 4,004	$ —	$ 4,004
Interest Rate Contracts	21,978	—	—	21,978
Liabilities
Interest Rate Contracts	(248,218)	—	—	(248,218)
	$ (226,240)	$ 4,004	$ —	$ (222,236)

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Co.
LP	Limited Partnership
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate